First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 108.5%
	Aerospace & Defense – 3.4%
$12,083,225	Transdigm, Inc., Tranche G Refinancing TL, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.33%	08/22/24	$11,909,589
	Application Software – 15.3%
3,920,276	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	3,918,629
9,213,201	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	9,214,214
1,570,756	Inmar, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	1,568,793
3,958,088	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	3,962,323
12,514,012	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.58%	09/13/24	12,434,423
3,003,335	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.83%	09/30/24	3,002,974
19,083,824	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	02/05/24	18,817,414
				52,918,770
	Broadcasting – 9.0%
763,206	Cumulus Media Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/31/26	760,481
13,038,352	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.33%	01/17/24	12,987,111
6,282,373	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.34%	01/03/24	6,146,234
11,284,968	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	11,236,556
				31,130,382
	Cable & Satellite – 2.0%
2,219,440	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.35%	07/17/25	2,185,350
4,753,860	WideOpenWest Finance, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/19/23	4,743,686
				6,929,036
	Casinos & Gaming – 18.2%
3,000,000	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	1.88%	10/19/24	2,971,890
438,509	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.58%	06/30/25	439,101
17,868,734	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	12/22/24	17,708,273
15,956,720	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	15,915,552
11,313,901	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	11,233,346
15,145,569	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	08/14/24	15,000,928
				63,269,090
	Coal & Consumable Fuels – 1.0%
3,874,339	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/07/24	3,603,135

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Communications Equipment – 0.2%
$846,915	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	04/06/26	$836,540
	Electric Utilities – 0.5%
1,805,045	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	1,726,833
	Food Distributors – 2.0%
6,954,032	US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 1.75%, 0.00% Floor	1.83%	06/27/23	6,869,610
	Health Care Facilities – 1.3%
4,697,055	Select Medical Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.34%	03/06/25	4,661,827
	Health Care Services – 14.4%
2,152,153	Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,113,587
13,388	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 2 Mo. LIBOR + 4.25%, 0.00% Floor	4.35%	02/11/26	13,421
5,328,390	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.38%	02/11/26	5,341,711
15,920,696	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	15,896,337
3,871,466	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.83%	10/10/25	3,394,811
16,263,923	Exam Works (Gold Merger Co., Inc.), Term B-1 Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	16,248,635
3,066,106	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	2,977,526
3,979,274	U.S. Anesthesia Partners Intermediate Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/23/24	3,942,784
				49,928,812
	Health Care Technology – 6.3%
315,292	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	314,504
15,148,670	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	15,110,799
1,701	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.58%	07/25/26	1,682
666,724	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	07/25/26	659,389
5,735,982	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.08%	08/27/25	5,723,076
				21,809,450
	Hotels, Resorts & Cruise Lines – 2.3%
8,084,144	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	2.08%	11/30/23	8,022,219
	Insurance Brokers – 5.8%
2,062,383	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	05/10/25	2,038,026
3,248,663	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	05/09/25	3,212,116
16,338	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	04/25/25	16,144

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers (Continued)
$6,322,899	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.88%	04/25/25	$6,247,530
2,030,181	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	2,027,481
6,688,392	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.15%	05/15/24	6,626,524
				20,167,821
	Integrated Telecommunication Services – 0.2%
716,055	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.94%	07/31/25	703,524
	Movies & Entertainment – 2.0%
541,855	Cineworld Group PLC (Crown), New Priority Term Loan, 3 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	577,753
935,353	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (d)	15.25%	05/23/24	1,149,259
6,674,786	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	5,193,450
				6,920,462
	Packaged Foods & Meats – 3.3%
3,005,216	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	2,986,433
27,967	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	27,792
7,957,691	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	08/03/25	7,907,956
530,226	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	531,329
				11,453,510
	Paper Packaging – 5.0%
17,342,206	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-1 U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	02/05/23	17,231,043
	Pharmaceuticals – 6.8%
1,194,429	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (e)	8.50%	09/30/25	1,211,223
4,817,267	Bausch Health Companies, Inc. (Valeant), First Incremental Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	06/01/25	4,787,159
6,090,530	Bausch Health Companies, Inc. (Valeant), Initial Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.08%	06/01/25	6,066,716
2,430,124	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.83%	10/15/25	2,417,463
8,242,120	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 5.25%, 0.75% Floor (f)	6.00%	09/24/24	7,992,961
1,091,445	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (f)	6.25%	02/24/25	1,058,931
				23,534,453
	Restaurants – 1.5%
5,306,572	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	5,285,027

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Consumer Services – 4.6%
$16,030,334	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	3.21%	11/03/23	$15,853,360
	Systems Software – 3.4%
5,569,573	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	09/19/24	5,560,272
3,892,437	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.83%	10/02/25	3,865,268
348,411	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	344,014
891,766	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	880,512
1,257,876	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.33%	03/15/26	1,251,058
				11,901,124
	Total Senior Floating-Rate Loan Interests			376,665,617
	(Cost $378,686,508)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 0.3%
	Broadcasting – 0.2%
1,290,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (g)	5.38%	08/15/26	857,141
	Coal & Consumable Fuels – 0.1%
280,000	Peabody Energy Corp. (g)	6.38%	03/31/25	222,950
	Total Corporate Bonds and Notes			1,080,091
	(Cost $1,076,001)

Shares	Description	Value
COMMON STOCKS (c) – 0.4%
	Pharmaceuticals – 0.4%
101,688	Akorn, Inc. (h) (i)	1,296,522
	(Cost $1,166,044)
WARRANTS (c) – 0.0%
	Movies & Entertainment – 0.0%
286,831	Cineworld Group PLC (Crown), expiring 12/10/25 (i) (j)	141,966
	(Cost $0)
MONEY MARKET FUNDS (c) – 0.7%
2,350,558	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (k)	2,350,558
	(Cost $2,350,558)
	Total Investments – 109.9%	381,534,754
	(Cost $383,279,111) (l)
	Outstanding Loans – (19.3)%	(67,000,000)
	Net Other Assets and Liabilities – 9.4%	32,550,927
	Net Assets – 100.0%	$347,085,681

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (June 1, 2021 through August 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $19,108 for Cineworld Group PLC (Crown).
(e)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2021 to August 31, 2021), this security paid all of its interest in cash.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2021, securities noted as such amounted to $1,080,091 or 0.3% of net assets.
(h)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2021, securities noted as such amounted to $1,296,522 or 0.4% of net assets.
(i)	Non-income producing security.
(j)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	Rate shown reflects yield as of August 31, 2021.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,610,253 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,354,610. The net unrealized depreciation was $1,744,357.

LIBOR	London Interbank Offered Rate
USD	United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 376,665,617	$ —	$ 376,665,617	$ —
Corporate Bonds and Notes*	1,080,091	—	1,080,091	—
Common Stocks*	1,296,522	—	1,296,522	—
Warrants*	141,966	—	141,966	—
Money Market Funds	2,350,558	2,350,558	—	—
Total Investments	$ 381,534,754	$ 2,350,558	$ 379,184,196	$—

*	See Portfolio of Investments for industry breakout.